Right-of-use assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets

13. Right-of-use assets

Leased
properties
HK$

Cost

January 1, 2023	184,630,718

Additions	40,840,565
Modification	3,010,450
Exchange adjustments	(87)
Transfer to assets classified as held for sale	(33,467,904)

December 31, 2023	195,013,742

Additions	26,786,998
Modification	16,222,827
Written-off	(15,023,753)
Exchange adjustments	(1,964)

December 31, 2024	222,997,850

Accumulated depreciation

January 1, 2023	87,053,544

Charge for the year	48,467,296
Exchange adjustments	95
Transfer to assets classified as held for sale	(8,627,546)

December 31, 2023	126,893,389

Charge for the year	44,562,079
Written-off	(15,023,753)
Exchange adjustments	(1,663)

December 31, 2024	156,430,052

Impairment

January 1, 2023 and December 31, 2023	-

Provision	5,013,080

December 31, 2024	5,013,080

Net carrying amount

December 31, 2024	61,554,718

December 31, 2023	68,120,353

Net carrying amount (US$)
December 31, 2024	7,924,446

During the year, an impairment loss of HK$5,013,080 was recognised. The Group has identified that its right-of-use assets constitutes a cash-generating unit that has been reporting persistent operating losses over 2 consecutive reporting periods.

This sustained underperformance triggered a formal impairment assessment and a fully impairment loss has been made on the net carrying amount of assets.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

13.	Right-of-use assets (continued)

	2024	2024	2023
	US$	HK$	HK$

Expense relating to short-term leases	193,078	1,499,771	2,174,712

Variable lease payments not included in the measurement of lease liabilities	34,992	271,808	591,527

Expense relating to leases of low-value assets, excluding short-term leases of low value assets	939	7,295	-

Total cash outflow for leases #	7,202,491	56,257,499	56,745,464

#	Amount includes payments of principal and interest portion of lease liabilities and short-term leases.

For both years, the Group leases various offices and warehouses for its operations. Lease contracts are entered into for fixed term of 2 to 5 years. Lease terms are negotiated on an individual basis.